American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Aggressive
April 30, 2023

One Choice Portfolio: Very Aggressive - Schedule of Investments
APRIL 30, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 63.1%
Focused Dynamic Growth Fund Investor Class(2)	453,676	18,020,024
Focused Large Cap Value Fund Investor Class	4,316,380	42,904,822
Growth Fund Investor Class	656,917	27,130,666
Heritage Fund Investor Class(2)	1,394,993	27,216,314
Mid Cap Value Fund Investor Class	1,625,652	25,425,204
Small Cap Growth Fund Investor Class(2)	481,794	8,301,315
Small Cap Value Fund Investor Class	848,077	7,632,691
Sustainable Equity Fund Investor Class	1,093,843	45,547,605
		202,178,641
International Equity Funds — 36.9%
Emerging Markets Fund Investor Class	2,974,545	28,882,827
Global Real Estate Fund Investor Class(2)	548,089	6,368,797
International Growth Fund Investor Class(2)	2,863,123	34,758,313
International Small-Mid Cap Fund Investor Class(2)	1,729,118	16,357,458
International Value Fund Investor Class	1,834,300	14,637,715
Non-U.S. Intrinsic Value Fund Investor Class	1,740,381	17,090,545
		118,095,655
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $265,798,626)		320,274,296
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$320,274,296

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$17,797	$2,552	$2,202	$(127)	$18,020	454	$(484)	—
Focused Large Cap Value Fund	44,429	2,759	4,517	234	42,905	4,316	(274)	$2,701
Growth Fund	28,364	2,526	5,005	1,246	27,131	657	(1,281)	521
Heritage Fund(3)	28,395	251	2,348	918	27,216	1,395	(568)	—
Mid Cap Value Fund	28,005	2,130	3,741	(969)	25,425	1,626	(338)	1,808
Small Cap Growth Fund(3)	11,475	43	4,876	1,659	8,301	482	(1,618)	—
Small Cap Value Fund	12,328	261	4,228	(728)	7,633	848	(269)	256
Sustainable Equity Fund	33,191	16,170	4,823	1,010	45,548	1,094	98	285
Emerging Markets Fund	28,400	5,329	5,273	427	28,883	2,975	(1,708)	595
Global Real Estate Fund(3)	4,403	2,699	450	(283)	6,369	548	(83)	—
International Growth Fund(3)	33,293	2,356	5,549	4,658	34,758	2,863	(1,578)	—
International Small-Mid Cap Fund(3)	15,642	1,298	1,100	517	16,357	1,729	(380)	—
International Value Fund	14,051	828	2,151	1,910	14,638	1,834	(422)	368
Non-U.S. Intrinsic Value Fund	20,500	772	7,212	3,030	17,090	1,740	(624)	772
Equity Growth Fund	16,321	1,198	14,159	(3,360)	—	—	1,608	1,198
	$336,594	$41,172	$67,634	$10,142	$320,274	22,561	$(7,921)	$8,504
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.